Shareholders' Equity (Deficit) Common Stock- Additional Information (Detail) (USD $)	1 Months Ended						3 Months Ended	12 Months Ended						1 Months Ended						1 Months Ended
	Mar. 31, 2013	Feb. 04, 2013	Sep. 27, 2012	Jul. 24, 2012	Mar. 31, 2012	Nov. 30, 2011	Jul. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 04, 2013	Jul. 17, 2012	Apr. 28, 2012	Feb. 04, 2013 Subsequent Event [Member]	May 14, 2013 Subsequent Event [Member]	Jul. 24, 2012 IPO [Member]	Jul. 24, 2012 Shares Sold By Stockholders [Member]	Jul. 24, 2012 Underwriters [Member]	Jul. 19, 2012 Restricted Shares [Member] Person	Mar. 01, 2012 Professional Services Providers [Member]	Nov. 30, 2011 Professional Services Providers [Member]	May 31, 2011 Professional Services Providers [Member]	Feb. 28, 2011 Professional Services Providers [Member]	May 31, 2010 Professional Services Providers [Member]	Mar. 31, 2012 Performance Based Vesting Schedule [Member]
Class of Stock [Line Items]
Options cancelled (shares)					2,020,620			2,020,620																	1,010,310
Restricted stock units vesting percentage (percent)	33.00%				33.00%
Restricted stock units, reminaing percentage to vest (percent)	33.00%				67.00%
Compensation expense					$ 17,400,000
Expenses on date of modification					5,300,000			5,400,000		4,300,000
Stock options vesting period from the date of grant (years)					2 years
Warrants granted to purchase common stock (shares)																				11,245		3,114	13,840	27,680
Warrants holders common stock purchase price per share (dollars per share)																				$ 11.21		$ 6.30	$ 6.30	$ 11.45
Fair value warrant to purchase common stock								43,000	31,000	203,000										43,000		6,000	25,000.0	200,000
Exercise of warrants to purchase common stock (in shares)																					5,191
Issuance of common stock, net of issuance costs (in shares)						159,248
Proceeds from issuance of common stock						1,100,000
Warrants exercised (shares)								23,012
Number of shares issued																			3,529
Number of directors (person)																			2
Initial public offering shares		13,012,250		11,057,692										13,012,250		4,807,692	6,250,000	1,442,308
Initial public offering shares price per share		$ 35.65		$ 17.00										$ 35.65
Net proceeds from issuance of initial public offering after deducting underwriting discounts and commissions and offering costs				73,200,000
Underwriters discount and legal, accounting, and other expenses		1,000,000		8,500,000										1,000,000
Repayment of Term Loan Facility				65,300,000			65,300,000	65,500,000	0	0
Interest expense				700,000				2,400,000
Discount on common stock fair value for employee purchases (percent)			10.00%
Number of shares of common stock reserved for issuance (shares)			500,000
Fair market value of shares			10,000,000
Reverse stock split ratio												0.3460
Common stock, shares authorized								120,000,000	120,000,000		120,000,000	120,000,000	120,000,000
Secondary stock offering, shareholder shares to be sold (shares)															8,563,172
Secondary stock offering, maximum number of additional shareholder shares to be sold for overallotment of shares (shares)															1,284,475
Estimated stock offering expenses payable															$ 1,000,000